FAIR VALUE MEASUREMENTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived asset impairment	$ 11,482,905	$ 2,987,668	$ 198,689
Discontinued Operations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived asset impairment	18,769,938	2,987,668	$ 198,689
Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived asset impairment	11,482,905	2,987,668
Fair Value, Measurements, Nonrecurring [Member] | Discontinued Operations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived asset impairment	7,287,033
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property, plant and equipment - identified untransferrable relocation assets	59,523,588
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property, plant and equipment - identified untransferrable relocation assets	0	0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Discontinued Operations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property, plant and equipment - identified untransferrable relocation assets	59,523,588
Carrying Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property, plant and equipment - identified untransferrable relocation assets	78,293,526
Carrying Value [Member] | Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property, plant and equipment - identified untransferrable relocation assets	11,482,905	$ 2,987,668
Carrying Value [Member] | Fair Value, Measurements, Nonrecurring [Member] | Discontinued Operations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property, plant and equipment - identified untransferrable relocation assets	$ 66,810,621